Cover Document	Aug. 16, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 16, 2019
Entity Registrant Name	MOLECULIN BIOTECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37758
Entity Tax Identification Number	47-4671997
Entity Address, Address Line One	5300 Memorial Drive
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	300-5160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of each class	Common Stock, par value $.001 per shares
Trading Symbol	MBRX
Name of each exchange on which registered	NASDAQ
Entity Central Index Key	0001659617
Amendment Flag	false